Cover	Dec. 19, 2023
Cover [Abstract]
Entity Registrant Name	Timberline Resources Corporation
Entity Central Index Key	0001288750
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Dec. 19, 2023
Entity File Number	001-34055
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	82-0291227
Entity Address Address Line 1	101 East Lakeside Avenue
Entity Address City Or Town	Coeur d’Alene
Entity Address State Or Province	ID
Entity Address Postal Zip Code	83814
City Area Code	208
Local Phone Number	664-4859
Security 12b Title	Common Stock, $0.001 par value
Trading Symbol	TLRS
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Address Address Line 2	Coeur d’Alene